UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-2981

FIRST INVESTORS SPECIAL BOND FUND, INC.
(Exact name of registrant as specified in charter)
		  --------

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)


REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2003

DATE OF REPORTING PERIOD:  DECEMBER 31, 2003

Item 1.  Reports to Stockholders

	   The Annual Report to Stockholders follows


[Logo: "FIRST INVESTORS"]

First Investors
Special Bond Fund, Inc.

Annual Report
December 31, 2003

[Logo: "FIRST INVESTORS FINANCIAL NETWORK"]

Portfolio Managers' Letter
FIRST INVESTORS SPECIAL BOND FUND, INC.*

Dear Investor:

This is the annual report for the First Investors Special Bond Fund for the year ended December 31, 2003. During the year, the Fund's return on a net asset value basis was 28.3% and the Fund declared dividends of 78 cents per share.

The largest influence on the Fund's results was the solid performance of the overall high yield market, which rebounded after several poor years. Continued low interest rates, declining default rates, improving business fundamentals associated with a strengthening economy and a return to confidence in the high yield market all contributed to the market's performance during the year. Risk taking was generally rewarded, as the lower-rated names far outperformed middle-rated and higher-rated high yield bonds.

Top contributors to the Fund's performance during the year were those securities and sectors that rebounded from low prices as a result of better liquidity, renewed investor confidence or improved results. In particular, the refining and cable television sectors, which had been under heavy pressure from investors and which the Fund had overweighted, recovered significantly during the reporting period. The Fund's holdings in refiners Giant Industries and Tesoro Petroleum, and cable companies Charter, Adelphia, MediaComm and RCN all aided performance. Other companies whose bonds recovered from distressed levels during the year to add to performance were specialty printer Mail-Well, as well as automobile and truck parts suppliers such as Special Devices, Accuride and Collins & Aikman. Holdings in chain and hoist maker Columbus McKinnon also added to returns.

FIRST INVESTORS SPECIAL BOND FUND, INC.*

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ RICHARD T. BOURKE

Richard T. Bourke
Co-Portfolio Manager

/s/ GREG MILLER

Greg Miller
Co-Portfolio Manager

January 31, 2004

* The Fund is only available through the purchase of variable annuity contracts issued by First Investors Life Insurance Company. The annual report does not reflect the additional expenses and charges that are applicable to variable annuity contracts.

Cumulative Performance Information
FIRST INVESTORS SPECIAL BOND FUND, INC.

Comparison of change in value of $10,000 investment in the First Investors Special Bond Fund, Inc. and the CS First Boston High Yield Index.

SPECIAL BOND FUND, INC.
GRAPH PLOTS
As of December 31, 2003

          SPECIAL BOND    CS FIRST BOSTON
                  FUND   HIGH YIELD INDEX
Dec-93         $10,000            $10,000
Dec-94           9,891              9,903
Dec-95          11,944             11,624
Dec-96          13,509             13,068
Dec-97          14,987             14,718
Dec-98          15,181             14,804
Dec-99          16,128             15,289
Dec-00          15,069             14,493
Dec-01          15,066             15,333
Dec-02          15,398             15,809
Dec-03          19,758             20,226

(INSET BOX IN CHART READS:)

                    Average Annual Total Return*
One Year                     28.31%
Five Years                    5.41%
Ten Years                     7.05%
S.E.C. 30-Day Yield   5.95%

  The graph compares a $10,000 investment in the First Investors Special Bond Fund, Inc. beginning 12/31/93 with a theoretical investment in the CS First Boston High Yield Index (the "Index"). The Index is designed to measure the performance of the high yield bond market. As of 12/31/03, the Index consisted of 1,637 different issues, most of which are cash pay, but also included in the Index are zero-coupon bonds, step bonds, payment-in-kind bonds and bonds which are in default. As of 12/31/03, approximately 5.69% of the market value of the Index was in default. The bonds included in the Index have an average life of 7.3 years, an average maturity of 7.3 years, an average duration of 3.8 years and an average coupon of 9.14%. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/03. The returns shown do not reflect any sales charges, since the Fund sells it shares solely to First Investors Life Variable Annuity Fund A at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The issuers of the high yield bonds in which the Fund primarily invests pay higher interest rates because they have a greater likelihood of financial difficulty, which could result in their inability to repay the bonds fully when due. Prices of high yield bonds are also subject to greater fluctuations. CS First Boston High Yield Index figures are from CS First Boston Corporation and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS SPECIAL BOND FUND, INC.
December 31, 2003
----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
                                                                                                  Invested
                                                                                                  For Each
 Principal                                                                                      $10,000 of
    Amount   Security                                                                    Value  Net Assets
----------------------------------------------------------------------------------------------------------
             CORPORATE BONDS--88.7%
             Aerospace/Defense--1.9%
     $ 150M  Alliant Techsystems, Inc., 8.5%, 2011                                 $   165,750     $    75
       250M  L--3 Communications Corp., 8%, 2008                                       261,563         118
----------------------------------------------------------------------------------------------------------
                                                                                       427,313         193
----------------------------------------------------------------------------------------------------------
             Automotive--7.9%
       225M  Accuride Corp., 9.25%, 2008                                               232,312         105
        75M  Asbury Automotive Group, Inc., 9%, 2012                                    79,688          36
       594M  Cambridge Industries Liquidating Trust ++**                                 5,938           3
       500M  Collins & Aikman Products Co., 11.5%, 2006                                462,500         209
       175M  Dana Corp., 9%, 2011                                                      211,750          95
       500M  Special Devices, Inc., 11.375%, 2008                                      477,500         215
       250M  TRW Automotive, Inc., 9.375%, 2013                                        286,875         129
----------------------------------------------------------------------------------------------------------
                                                                                     1,756,563         792
----------------------------------------------------------------------------------------------------------
             Chemicals--4.9%
       150M  Equistar Chemicals LP, 10.625%, 2011 +                                    166,500          75
       100M  Huntsman, LLC, 11.625%, 2010 +                                            102,500          46
       100M  IMC Global, Inc., 10.875%, 2013 +                                         110,000          50
       150M  Lyondell Chemical Co., 9.5%, 2008                                         157,500          71
             Millennium America, Inc.:
        90M    9.25%, 2008                                                              98,550          44
       110M    9.25%, 2008 +                                                           120,450          54
       150M  Noveon, Inc., 11%, 2011                                                   174,750          79
       175M  Resolution Performance Products, LLC, 13.5%, 2010                         153,125          69
----------------------------------------------------------------------------------------------------------
                                                                                     1,083,375         488
----------------------------------------------------------------------------------------------------------
             Consumer Non--Durables--.9%
       200M  AKI, Inc., 10.5%, 2008                                                    209,000          94
----------------------------------------------------------------------------------------------------------
             Energy--11.9%
       300M  Bluewater Finance, Ltd., 10.25%, 2012                                     313,500         141
       500M  Compagnie Generale de Geophysique, 10.625%, 2007                          532,500         240
       125M  Dresser, Inc., 9.375%, 2011                                               136,563          62
       250M  El Paso Production Holding Co., 7.75%, 2013 +                             247,500         111
     1,000M  Giant Industries, Inc., 11%, 2012                                       1,085,000         489
       300M  Tesoro Petroleum Corp., 9.625%, 2008                                      321,000         145
----------------------------------------------------------------------------------------------------------
                                                                                     2,636,063       1,188
----------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
                                                                                                  Invested
                                                                                                  For Each
 Principal                                                                                      $10,000 of
    Amount   Security                                                                    Value  Net Assets
----------------------------------------------------------------------------------------------------------
             Financial Services--2.4%
    $  500M  Dow Jones Trac--X NA, High Yield, Series 2, Trust 3,
             8%, 2009 +                                                            $   524,375     $   236
----------------------------------------------------------------------------------------------------------
             Food/Beverage/Tobacco--3.7%
       500M  Canandaigua Brands, Inc., 8.5%, 2009                                      526,250         237
       150M  Land O'Lakes, Inc., 8.75%, 2011                                           132,000          60
       150M  Pilgrim's Pride Corp., 9.625%, 2011                                       165,750          75
----------------------------------------------------------------------------------------------------------
                                                                                       824,000         372
----------------------------------------------------------------------------------------------------------
             Food/Drug--.7%
       175M  Di Giorgio Corp., 10%, 2007                                               165,375          74
----------------------------------------------------------------------------------------------------------
             Forest Products/Containers--5.0%
       250M  AEP Industries, Inc., 9.875%, 2007                                        252,500         114
       175M  Potlatch Corp., 10%, 2011                                                 196,000          88
       200M  Stone Container Corp., 9.75%, 2011                                        222,000         100
             Tekni--Plex, Inc.:
       175M    12.75%, 2010                                                            191,625          86
       130M    8.75%, 2013 +                                                           136,175          62
       100M  Tembec Industries, Inc., 8.5%, 2011                                       104,000          47
----------------------------------------------------------------------------------------------------------
                                                                                     1,102,300         497
----------------------------------------------------------------------------------------------------------
             Gaming/Leisure--4.8%
       250M  Circus & Eldorado/Silver Legacy, 10.125%, 2012                            260,625         117
       450M  Isle of Capri Casinos, Inc., 8.75%, 2009                                  474,750         214
       180M  Outboard Marine Corp., 10.75%, 2008 ++**                                      225          --
       300M  Park Place Entertainment Corp., 9.375%, 2007                              340,500         153
----------------------------------------------------------------------------------------------------------
                                                                                     1,076,100         484
----------------------------------------------------------------------------------------------------------
             Health Care--6.3%
        15M  ALARIS Medical Systems, Inc., 7.25%, 2011                                  15,600           7
       165M  HCA, Inc., 5.25%, 2008                                                    168,336          76
       150M  Insight Health Services Corp., 9.875%, 2011                               159,750          72
       150M  MedQuest, Inc., 11.875%, 2012                                             164,625          74
        75M  Quintiles Transnational Corp., 10%, 2013 +                                 81,375          37
       250M  Sybron Dental Specialties, Inc., 8.125%, 2012                             273,125         123
       550M  Tenet Healthcare Corp., 6.375%, 2011                                      533,500         240
----------------------------------------------------------------------------------------------------------
                                                                                     1,396,311         629
----------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL BOND FUND, INC.
December 31, 2003
----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
                                                                                                  Invested
                                                                                                  For Each
 Principal                                                                                      $10,000 of
    Amount   Security                                                                    Value  Net Assets
----------------------------------------------------------------------------------------------------------
             Housing--1.7%
    $  100M  Integrated Electrical Services, Inc., 9.375%, 2009                    $   105,500     $    47
       250M  Nortek, Inc., 9.875%, 2011                                                276,875         125
----------------------------------------------------------------------------------------------------------
                                                                                       382,375         172
----------------------------------------------------------------------------------------------------------
             Information Technology--.0%
       150M  Exodus Communications, Inc., 10.75%, 2009 ++**                                188          --
----------------------------------------------------------------------------------------------------------
             Investment/Financial Companies--.3%
       125M  Finova Group, Inc., 7.5%, 2009                                             75,625          34
----------------------------------------------------------------------------------------------------------
             Manufacturing--3.4%
       600M  Columbus McKinnon Corp., 8.5%, 2008                                       564,000         254
       200M  Wolverine Tube, Inc., 7.375%, 2008 +                                      186,000          84
----------------------------------------------------------------------------------------------------------
                                                                                       750,000         338
----------------------------------------------------------------------------------------------------------
             Media--Broadcasting--2.2%
       150M  Nexstar Finance, LLC, 12%, 2008                                           169,875          77
       150M  Sinclair Broadcasting Group, Inc., 8.75%, 2011                            167,250          75
       136M  Young Broadcasting Corp., 10%, 2011                                       147,220          66
----------------------------------------------------------------------------------------------------------
                                                                                       484,345         218
----------------------------------------------------------------------------------------------------------
             Media--Cable TV--6.3%
       225M  Adelphia Communications Corp., 10.25%, 2011 ++                            213,750          96
       500M  Charter Communications Holdings, LLC, 10%, 2009                           447,500         202
       500M  Mediacom LLC/Mediacom Capital Corp., 8.5%, 2008                           512,500         231
       200M  Quebecor Media, Inc., 11.125%, 2011                                       232,500         105
----------------------------------------------------------------------------------------------------------
                                                                                     1,406,250         634
----------------------------------------------------------------------------------------------------------
             Media--Diversified--8.6%
       460M  Carmike Cinemas, Inc., 10.375%, 2009                                      485,300         219
       500M  Garden State Newspapers, Inc., 8.625%, 2011                               533,750         240
       600M  Mail--Well I Corp., 8.75%, 2008                                           601,500         271
        50M  Six Flags, Inc., 9.625%, 2014 +                                            52,500          24
       200M  Universal City Development Partners, Ltd.,
             11.75%, 2010 +                                                            235,000         106
----------------------------------------------------------------------------------------------------------
                                                                                     1,908,050         860
----------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
                                                                                                  Invested
                                                                                                  For Each
 Principal                                                                                      $10,000 of
    Amount   Security                                                                    Value  Net Assets
----------------------------------------------------------------------------------------------------------
             Metals/Mining--3.5%
    $  600M  Commonwealth Aluminum Corp., 10.75%, 2006                             $   615,000     $   277
       160M  Euramax International, Inc., 8.5%, 2011 +                                 171,600          78
----------------------------------------------------------------------------------------------------------
                                                                                       786,600         355
----------------------------------------------------------------------------------------------------------
             Retail--General Merchandise--2.7%
       250M  General Nutrition Center, 8.5%, 2010 +                                    257,500         116
       300M  Michaels Stores, Inc., 9.25%, 2009                                        332,625         150
----------------------------------------------------------------------------------------------------------
                                                                                       590,125         266
----------------------------------------------------------------------------------------------------------
             Services--5.7%
       400M  Allied Waste NA, Inc., 10%, 2009                                          434,000         196
       325M  Hydrochem Industrial Services, Inc., 10.375%, 2007                        311,188         140
       500M  Kindercare Learning Centers, Inc., 9.5%, 2009                             510,000         230
----------------------------------------------------------------------------------------------------------
                                                                                     1,255,188         566
----------------------------------------------------------------------------------------------------------
             Telecommunications--1.1%
       600M  ICG Services, Inc., 10%, 2008 ++**                                            750          --
       500M  RCN Corp., 11%, 2008 ++                                                   235,000         107
       500M  Viatel, Inc., 12.5%, 2008 ++**                                                191          --
       400M  XO Communications, Inc., 9%, 2008 ++**                                        500          --
----------------------------------------------------------------------------------------------------------
                                                                                       236,441         107
----------------------------------------------------------------------------------------------------------
             Utilities--.0%
       125M  AES Drax Energy, Ltd., 11.5%, 2010 ++                                       1,406           1
----------------------------------------------------------------------------------------------------------
             Wireless Communications--2.8%
       300M  Crown Castle International Corp., 9.375%, 2011                            334,500         151
             Triton Communications, LLC:
       100M    8.75%, 2011                                                              99,000          44
       175M    9.375%, 2011                                                            179,375          81
----------------------------------------------------------------------------------------------------------
                                                                                       612,875         276
----------------------------------------------------------------------------------------------------------
             Total Value of Corporate Bonds (cost $20,082,913)                      19,690,243       8,874
----------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT OBLIGATIONS--5.1%
     1,000M  U.S. Treasury Notes, 7%, 2006 (cost $1,031,286)                         1,120,430         505
----------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL BOND FUND, INC.
December 31, 2003
----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
                                                                                                  Invested
                                                                                                  For Each
 Shares or                                                                                      $10,000 of
  Warrants   Security                                                                    Value  Net Assets
----------------------------------------------------------------------------------------------------------
             COMMON STOCKS--2.0%
             Media--Cable TV--1.0%
     2,061  *Echostar Communications Corporation-- Class "A"                       $    70,074     $    32
     2,111  *NTL, Inc.                                                                 147,242          66
----------------------------------------------------------------------------------------------------------
                                                                                       217,316          98
----------------------------------------------------------------------------------------------------------
             Media--Diversified--1.0%
     1,500  *MediaNews Group, Inc. -- Class "A"                                        225,000         102
----------------------------------------------------------------------------------------------------------
             Telecommunications--.0%
     1,450  *ICG Communications, Inc.                                                    9,570           4
     1,571  *World Access, Inc.                                                              2          --
----------------------------------------------------------------------------------------------------------
                                                                                         9,572           4
----------------------------------------------------------------------------------------------------------
             Total Value of Common Stocks (cost $640,908)                              451,888         204
----------------------------------------------------------------------------------------------------------
             PREFERRED STOCKS--.6%
             Consumer Non--Durables--.0%
        29  *Leiner Health Products, Inc.**                                                 --          --
----------------------------------------------------------------------------------------------------------
             Manufacturing--.6%
       363   Day International Group, Inc., 12.25%, 2010, PIK                          127,975          58
----------------------------------------------------------------------------------------------------------
             Total Value of Preferred Stocks (cost $292,927)                           127,975          58
----------------------------------------------------------------------------------------------------------
             WARRANTS--.0%
             Telecommunications
       250  *GT Group Telecom, Inc. (expiring 2/1/10)
             (cost $22,587) +                                                              187          --
----------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $22,070,621)                      96.4%            21,390,723       9,641
Other Assets, Less Liabilities                                      3.6                796,939         359
----------------------------------------------------------------------------------------------------------
Net Assets                                                        100.0%           $22,187,662     $10,000
==========================================================================================================

 * Non--income producing

** Security valued at fair value (see Note 1A)

 + See Note 5

++ In default as to principal and/or interest payment

See notes to financial statements




Statement of Assets and Liabilities
FIRST INVESTORS SPECIAL BOND FUND, INC.
December 31, 2003

----------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(identified cost $22,070,621) (Note 1A)                                      $21,390,723
Cash                                                                             341,865
Interest receivable                                                              483,977
Other assets                                                                       4,373
                                                                             -----------
Total Assets                                                                  22,220,938
                                                                             -----------
Liabilities
Accrued advisory fee                                                              14,646
Accrued expenses                                                                  18,630
                                                                             -----------
Total Liabilities                                                                 33,276
                                                                             -----------
Net Assets                                                                   $22,187,662
                                                                             ===========
Net Assets Consist of:
Capital paid in                                                              $29,915,626
Accumulated deficit in net investment income                                     (75,563)
Accumulated net realized loss on investment transactions                      (6,972,503)
Net unrealized depreciation in value of investments                             (679,898)
                                                                             -----------
Total                                                                        $22,187,662
                                                                             ===========
Net Asset Value, Offering Price and Redemption Price Per Share
($22,187,662 divided by 2,388,071 shares outstanding),
25,000,000 shares authorized, $1.00 par value (Note 2)                             $9.29
                                                                                   =====

See notes to financial statements



Statement of Operations
FIRST INVESTORS SPECIAL BOND FUND, INC.
Year Ended December 31, 2003

-----------------------------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                                      $2,026,463
Dividends (Note 1E)                                                                  997
                                                                             -----------
Total income                                                                               $2,027,460

Expenses (Notes 1 and 4):
Advisory fee                                                                     155,596
Professional fees                                                                 18,873
Custodian fees                                                                     4,406
Other expenses                                                                    13,616
                                                                             -----------
Total expenses                                                                   192,491
Less - Custodian fees paid indirectly                                             (1,800)
                                                                             -----------
Net expenses                                                                                  190,691
                                                                                          -----------
Net investment income                                                                       1,836,769

Realized and Unrealized Gain (Loss)
on Investments (Note 3):

Net realized loss on investments                                              (1,519,663)
Net unrealized appreciation of investments                                     4,897,672
                                                                             -----------
Net gain on investments                                                                     3,378,009
                                                                                          -----------
Net Increase in Net Assets Resulting
from Operations                                                                            $5,214,778
                                                                                          ===========
See notes to financial statements



Statement of Changes in Net Assets
FIRST INVESTORS SPECIAL BOND FUND, INC.

-----------------------------------------------------------------------------------------------------
Year Ended December 31                                                           2003            2002
-----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income                                                     $ 1,836,769     $ 2,002,732
Net realized loss on investments                                           (1,519,663)     (2,714,834)
Net unrealized appreciation of investments                                  4,897,672       1,121,587
                                                                          -----------     -----------
Net increase in net assets resulting from operations                        5,214,778         409,485
                                                                          -----------     -----------
Dividends to Shareholders
Net investment income                                                      (1,864,508)     (2,017,139)
                                                                          -----------     -----------
Capital Share Transactions *
Proceeds from shares sold                                                      44,332          23,541
Reinvestment of dividends                                                   1,864,508       2,017,139
Cost of shares redeemed                                                    (2,528,932)     (3,033,647)
                                                                          -----------     -----------
Net decrease in net assets resulting
from share transactions                                                      (620,092)       (992,967)
                                                                          -----------     -----------
Net increase (decrease) in net assets                                       2,730,178      (2,600,621)

Net Assets
Beginning of year                                                          19,457,484      22,058,105
                                                                          -----------     -----------
End of the year (including accumulated
deficit in net investment income of $(75,563) and
$(61,884), respectively)                                                  $22,187,662     $19,457,484
                                                                          ===========     ===========
*Capital Shares Issued and Redeemed
Sold                                                                            5,042           3,005
Issued for dividends reinvested                                               212,029         248,778
Redeemed                                                                     (293,043)       (372,487)
                                                                          -----------     -----------
Net decrease in capital shares                                                (75,972)       (120,704)
                                                                          ===========     ===========

See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS SPECIAL BOND FUND, INC.
December 31, 2003

1. Significant Accounting Policies--The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The investment objective of the Fund is to seek high current income without undue risk to principal and secondarily to seek growth of capital.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities, and other available information in determining value. For valuation purposes, where applicable, quotations of foreign securities in foreign countries are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. Short-term debt securities that mature in 60 days or less are valued on the amortized cost method which approximates market value. Securities for which market quotations are not readily available or determined to be unreliable, and any other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board of Directors. At December 31, 2003, the Fund held seven securities that were fair valued by its Valuation Committee with an aggregate value of $7,792 representing .04% of the Fund's net assets.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains, since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. As of December 31, 2003, the Fund had capital loss carryovers of $6,962,823 of which $253,501 expires in 2004, $636,995 in 2007, $365,853 in
2008, $1,284,606 in 2009, $2,764,915 in 2010, and $1,656,953 in 2011.

C. Distributions to Shareholders--Dividends to shareholders from net investment income are declared daily and paid quarterly. Distributions from net realized capital gains, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and post-October capital losses.

D. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Shares of stock received in lieu of cash dividends on the preferred stock holdings are recognized as dividend income and recorded at the market value of the shares received. For the year ended December 31, 2003, the Fund recognized $997 from these taxable "pay-in-kind" distributions. Interest income and estimated expenses are accrued daily. Bond premiums and discounts are amortized/accreted using the interest method. For the year ended December 31, 2003, the Fund's custodian has provided credits in the amount of $1,800 against custodian charges based on the uninvested cash balances of the Fund.

2. Capital Stock--Shares of the Fund are sold only through the purchase of First Investors Life Variable Annuity Fund A contracts issued by First Investors Life Insurance Company.

3. Security Transactions--For the year ended December 31, 2003, purchases and sales of investment securities, other than United States Government obligations and short-term corporate notes, aggregated $4,518,326 and $5,138,482, respectively.

As of December 31, 2003, the cost of investments for federal income tax purposes was $22,152,381. Accumulated net unrealized depreciation on investments was $761,658, consisting of $1,726,269 gross unrealized appreciation and $2,487,927 gross unrealized depreciation.

4. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO") and/or its transfer agent, Administrative Data Management Corp. Directors of the Fund who are not "interested persons" of the Fund as defined in the 1940 Act are remunerated by the Fund. For the year ended December 31, 2003, total directors fees accrued by the Fund amounted to $300.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million.

FIRST INVESTORS SPECIAL BOND FUND, INC.
December 31, 2003


5. Rule 144A Securities--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be resold to qualified institutional investors. At December 31, 2003, the Fund held fourteen 144A securities with an aggregate value of $2,391,662 representing approximately 10.8% of the Fund's net assets. These securities are valued as set forth in Note 1A.

6. Concentration of Credit Risk--The Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

7. Tax Components of Distributions to Shareholders--Distributions to shareholders on a tax basis during the years ended December 31, 2003 and 2002, consisting entirely of ordinary income, were $1,864,508 and $2,017,139, respectively.

As of December 31, 2003, the components of distributable earnings (deficit) on a tax basis were as follows:

                               Accumulated                              Total
               Undistributed       Capital                      Distributable
                    Ordinary          Loss       Unrealized          Earnings
                      Income     Carryover     Depreciation          (Deficit)
                      ------     ---------     ------------     -------------
Special Bond          $6,197   $(6,972,503)*      $(761,658)      $(7,727,964)

* Includes post-October losses of ($9,680).

Differences between book distributable earnings and tax distributable earnings consist primarily of post-October losses and amortization of bond premiums and discounts.

For the year ended December 31, 2003, to reflect permanent differences between book and tax reporting, the Fund reclassified $287,903 from accumulated net realized loss on investment transactions to capital paid in.


Financial Highlights
FIRST INVESTORS SPECIAL BOND FUND, INC.

The following table sets forth the operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.

                                                             Year Ended December 31
                                   ----------------------------------------------------------------------------
                                       2003            2002            2001*           2000            1999
                                   ------------    ------------    ------------    ------------    ------------
Per Share Data
--------------
Net Asset Value,
Beginning of Year                        $ 7.90          $ 8.53          $ 9.47          $11.37          $11.86
                                   ------------    ------------    ------------    ------------    ------------
Income from Investment Operations
Net investment income                       .76             .80             .90            1.08            1.10
Net realized and
unrealized gain (loss)
on investments                             1.41            (.62)           (.90)          (1.78)           (.39)
                                   ------------    ------------    ------------    ------------    ------------
Total from Investment
Operations                                $2.17             .18              --           (.70)             .71
                                   ------------    ------------    ------------    ------------    ------------
Less Dividends from
Net Investment Income                       .78             .81             .94            1.20            1.20
                                   ------------    ------------    ------------    ------------    ------------
Net Asset Value, End of Year             $ 9.29          $ 7.90          $ 8.53          $ 9.47          $11.37
                                   ============    ============    ============    ============    ============
Total Return (%) +                        28.31            2.20            (.01)          (6.57)           6.24
------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Year
(in thousands)                          $22,188         $19,457         $22,058         $24,135         $30,194

Ratio to Average Net Assets: (%)
Expenses                                    .93             .93             .90             .89             .87
Net Investment Income                      8.84            9.77            9.80           10.09            9.38

Portfolio Turnover Rate (%)                  23              18              35              37              32

* Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The per share data and ratios prior to 2001 have not been restated. The cumulative effect of this accounting change had no impact on total net assets of the Fund.

+ The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.


See notes to financial statements

Independent Auditors' Report

To the Shareholders and Board of Directors of First Investors Special Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of First Investors Special Bond Fund, Inc., including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Special Bond Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                      Tait, Weller & Baker

Philadelphia, Pennsylvania
February 2, 2004

This page intentionally left blank.

FIRST INVESTORS SPECIAL BOND FUND, INC.
Directors and Officers*


                                            Position
                                            Held with          Principal             Number of      Other
                                            Fund and           Occupation            Portfolios in  Trusteeships/
Name, Date of Birth                         Length of          During Past           Fund Complex   Directorships
and Address                                 Service            5 Years               Overseen       Held
------------                                -------            -------               --------       ----
DISINTERESTED DIRECTORS

Robert M. Grohol  1/16/1932                 Director           None/Retired          50             None
c/o First Investors                         since 6/30/00
Management Company, Inc.
95 Wall Street
New York, NY 10005

Rex R. Reed  3/19/1922                      Director           None/Retired          50             None
c/o First Investors                         since 3/31/84
Management Company, Inc.
95 Wall Street
New York, NY 10005

Herbert Rubinstein   6/14/1921              Director           None/Retired          50             None
c/o First Investors                         since 9/20/79
Management Company, Inc.
95 Wall Street
New York, NY 10005

James M. Srygley  10/17/1932                Director           Owner                 50             None
c/o First Investors                         since 1/19/95      Hampton
Management Company, Inc.                                       Properties
95 Wall Street
New York, NY 10005

Robert F. Wentworth  7/5/1929               Director           None/Retired          50             None
c/o First Investors                         since 10/15/92
Management Company, Inc.
95 Wall Street
New York, NY 10005





                                            Position(s)
                                            Held with          Principal             Number of      Other
                                            Fund  and          Occupation(s)         Portfolios in  Trusteeships/
Name, Date of Birth                         Length of          During Past           Fund Complex   Directorships
and Address                                 Service            5 Years               Overseen       Held
------------                                -------            -------               --------       ----
INTERESTED DIRECTORS**

Glenn O. Head  8/16/1925                    Director           Chairman of           50             None
c/o First Investors                         since 1968         First Investors
Management Company, Inc.                                       Corporation,
95 Wall Street                                                 Chairman of
New York, NY 10005                                             First Investors
                                                               Consolidated
                                                               Corporation,
                                                               Chairman of
                                                               First Investors
                                                               Management
                                                               Company, Inc.,
                                                               Chairman of
                                                               Administrative Data
                                                               Management Corp.,
                                                               and officer of
                                                               other affiliated
                                                               companies***

Kathryn S. Head  12/31/1955                 Director           Vice President        50             None
c/o First Investors                         since 3/17/94      of First Investors
Management Company, Inc.                                       Corporation,
581 Main Street                                                President of
Woodbridge, NJ 07095                        President          First Investors
                                            since 11/15/01     Consolidated
                                                               Corporation,
                                                               President of
                                                               First Investors
                                                               Management
                                                               Company, Inc.,
                                                               President of
                                                               Administrative Data
                                                               Management Corp.,
                                                               Chairman of
                                                               First Investors
                                                               Federal Savings
                                                               Bank and
                                                               officer of
                                                               other affiliated
                                                               companies***




FIRST INVESTORS SPECIAL BOND FUND, INC.
Directors and Officers* (continued)


                                            Position
                                            Held with          Principal             Number of      Other
                                            Fund and           Occupation(s)         Portfolios in  Trusteeships/
Name, Date of Birth                         Length of          During Past           Fund Complex   Directorships
and Address                                 Service            5 Years               Overseen       Held
------------                                -------            -------               --------       ----
INTERESTED DIRECTORS** (continued)

Larry R. Lavoie  9/12/1947                  Director           General Counsel       50             None
c/o First Investors                         since 9/17/98      First Investors
Management Company, Inc.                                       Corporation
95 Wall Street                                                 and other
New York, NY 10005                                             affiliated
                                                               companies***

John T. Sullivan  1/18/1932                 Director           Of Counsel            50             None
c/o First Investors                         since 9/20/79      Hawkins,
Management Company, Inc.                                       Delafield &
95 Wall Street                                                 Wood; Director
New York, NY 10005                                             and Chairman
                                                               of Executive
                                                               Committee of
                                                               First Investors
                                                               Corporation

  * Each Director serves for an indefinite term with the Fund, until his/her successor is elected.

 ** Mr. Head and Ms. Head are interested directors because (a) they are indirect owners of more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) they are officers, directors and employee of the adviser and principal underwriter of the Funds.
    Ms. Head is an officer of the Funds and the daughter of Mr. Head.
    Mr. Lavoie is an interested director of the Funds because he indirectly owns securities issued by and is an officer of the adviser and principal underwriter of the Funds. Mr. Sullivan is an interested director because he is a director and Chairman of the Executive
    Committee of First Investors Corporation and he indirectly owns securities issued by the adviser and principal underwriter of the Funds.

*** Other affiliated companies consist of: First Investors Realty
    Company, Inc., First Investors Life Insurance Company, First Investors
    Leverage Corporation, Route 33 Realty Corporation, First Investors
    Credit Funding Corporation, N.A.K. Realty Corporation, Real Property
    Development Corporation, School Financial Management Services, Inc.,
    First Investors Federal Savings Bank, First Investors Credit
    Corporation and First Investors Resources, Inc.





                                            Position
                                            Held with          Principal             Number of      Other
                                            Fund and           Occupation(s)         Portfolios in  Trusteeships/
Name, Date of Birth                         Length of          During Past           Fund Complex   Directorships
and Address                                 Service            5 Years               Overseen       Held
------------                                -------            -------               --------       ----
OFFICERS WHO ARE NOT DIRECTORS

Joseph I. Benedek  8/2/1957                 Treasurer          Treasurer             50             None
c/o First Investors                         since 1988         and Principal
Management Company, Inc.                                       Accounting Officer
581 Main Street
Woodbridge, NJ 07095


FIRST INVESTORS SPECIAL BOND FUND, INC.
Shareholder Information

Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103


It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

Item 2.  Code of Ethics

The Registrant's Board of Directors/Trustees ("Board") has adopted a Code of Ethics that applies to the First Investors Funds' ("Funds") principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Funds or a third party. The Code of Ethics is attached to this report as Exhibit A.

During the period of the report, there have been no amendments to the Code of Ethics or waivers, implicit or otherwise, from its provisions.

Item 3.  Audit Committee Financial Expert

The independent director currently serving as the audit committee financial expert is Robert F. Wentworth.

The Registrant's Board has unanimously determined that Mr. Wentworth satisfied the definition of an audit committee financial expert as set forth in the instructions to Form N-CSR under the Investment
Company Act of 1940.  Specifically, the Board determined that
Mr. Wentworth has all of the following: (i) an understanding of generally accepted accounting principles and financial statements; (ii) the ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves; (iii) experience preparing, auditing, analyzing or evaluating financial statements that present the breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Funds' financial statements, or experience actively supervising one or more persons engaged in such activities; (iv) an understanding of internal controls and procedures for financial reports; and (v) an understanding of audit committee functions. Furthermore, he had acquired these attributes through education and many years of relevant experience in various financial positions with American Telephone and Telegraph Company, including the positions of Director - Accounting, Director - Finance, Director - Financial Reporting and Analysis, Controller, and Director of Business Planning. Mr. Wentworth also has many years experience serving on the Audit Committees of First Investors Funds and other organizations. Finally, Mr. Wentworth is independent as defined in the instructions to the Form.

Item 4.  Principal Accountant Fees and Services

				 Fiscal Year Ended
				 December 31,
				 -----------------
				   2003        2002
				   ----	       ----
(a) Audit Fees			$14,900	   $15,000

(b) Audit-Related Fees		$     0	   $     0

(c) Tax Fees			$ 2,500    $ 2,500

    Nature of fees:  tax returns preparation and tax compliance

(d) All Other Fees		$     0	   $   	 0

(e)(1) Audit committee's pre-approval policies

The Audit Committee has adopted a charter under which it has the duties, among other things,

	(a) to pre-approve, and to recommend to the full Board, the selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

	(b) to pre-approve all non-audit services to be provided to the Funds by the independent auditor;

	(c) to pre-approve all non-audit services to be provided by the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds investment adviser and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

	(d) to establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approved of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

	(e) to meet with the Funds' independent auditors, including meetings without management representatives, as necessary (i) to review the arrangements for, and scope of, the annual audit, any special audits and any other services to be provided to the Fund's by the auditors;
(ii) to discuss any matters of concern relating to the Fund's financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); and (iii) to review the form of opinion the auditors propose to render to the Board and shareholders;

	(f) to receive and consider (i) information and comments from the auditors with respect to the Funds' accounting and financial reporting policies, procedures and internal control over financial reporting (including the Funds' critical accounting policies and practices) and to consider management's responses to any such comments; (ii) reports from the auditors regarding any material written communications between the auditors and management; and (iii) reports from the auditors regarding all non-audit services provided to any entity in the Funds' investment company complex that were not pre-approved by the Audit Committee or pursuant to pre-approved policies and procedures established by the Audit Committee and associated fees;

	(g) to review and approve the fees charged by the auditors for audit and non-audit services for the Funds; and

	(h) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate.



(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2003 and 2002 were $35,000 and $32,000, respectively.

(h) Not Applicable


Item 5.  Audit Committee of Listed Registrant

	 Audit Committee Members -
			Robert M. Grohol
			Rex R. Reed
			Herbert Rubinstein
			James M. Srygley
			Robert F. Wentworth

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

	 Not applicable for Registrant

Item 8.  [Reserved]

Item 9.  Controls and Procedures

(a)	The Registrants' Principal Executive Officer and Principal
Financial Officer have concluded that the Registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrants' internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits
(a)	Code of Ethics - Filed herewith

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Special Bond Fund, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  March 1, 2004


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Special Bond Fund, Inc.
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  March 1, 2004